UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

11/30

Date of reporting period: 5/31/13

Item 1.  Reports to Stockholders.

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
COPELAND INTERNATIONAL RISK MANAGED DIVIDEND GROWTH FUND

Semi-Annual Report

May 31, 2013

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Copeland Risk Managed Dividend Growth Fund or the Copeland International Risk Managed Dividend Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders:

Copeland is pleased to review the performance of the Risk Managed Dividend Growth Fund from December 1, 2012 through May 31, 2013.

During the six month period, the Fund delivered a positive 15.6% return, largely in line with the 16.4% advance posted by the S&P 500 Index. The broader index posted gains during each of the first six months of the year. All nine of our quantitative sector signals remained positive throughout the period and as such, the Fund maintained broad diversification via targeting equal exposure to each sector of the market over the six month stretch. The fact that the Fund was able to keep pace with the rapid ascent of the broader market while investing in lower volatility dividend growth stocks is attributable to our underlying investment philosophy. Our focus remains on equities which have delivered five consecutive years of dividend growth. Within this universe we target companies which demonstrate strong growth in earnings, sales and cash flows. We further seek out solid profitability, earnings momentum and an ample dividend yield. Any company we view to be at risk of cutting or even holding its dividend flat is excluded from the Fund. We cast a wide net in populating the Fund, including companies across all market capitalizations as well as all sectors, including those not typically associated with dividend investing, such as technology and material stocks. The result has been a basket of dividend growth stocks which typically yield more than the broader market, have demonstrated dividend growth well in excess of that of the broader market and which boast the steady and growing cash flow streams needed to facilitate future dividend growth.

The Financial sector was the top performing market sector over the six-month period while the Utilities sector registered the most muted advance. Such market action could reflect anticipation of a long awaited resurgence in interest rates. Utilities typically suffer in such an environment as a likely advance in bond yields introduces an increasingly attractive alternative to this staid economic sector. Banks on the other hand stand to benefit from an uptick in borrowing rates as their long contracting net interest margins could finally begin to expand again.

Genesis Energy (GEL, 2.5%), which has been a holding in the Fund since the first week of operations back in December of 2010, was the biggest contributor to performance during the period, climbing a robust 43%. Genesis is a pipeline company engaged in the transportation and storage of crude oil and refined products. The company is organized as a master limited partnership (MLP) which passes its income directly to investors. MLPs typically offer an attractive income and growth combination, with yields of approximately 5-7%, as well as annual distribution growth in the mid single digit range. Genesis posted 11% distribution growth over the past twelve months, well in excess of that offered by the average MLP. The unprecedented discovery of natural gas and oil in areas such as the Marcellus Shale, the Permian Basin and the Eagle Ford Shale have created a robust need for the transportation and storage services offered by the company.  Fund holding W.W. Grainger (GWW, 2.5%) was also a strong contributor to performance during the period, rising 34%. The supplier of maintenance, repair and operating supplies has grown its annual free cash flow and dividend by 15% and 18%, respectively, over the past five years. With roughly 90% of sales garnered in the U.S. and Canada, Grainger is largely insulated from turmoil in the global economy. We believe that a broad product line-up and an increasingly effective e-Commerce platform give the company a leg up over its smaller competitors.

On the downside, Fund holding Digital Realty Trust (DLR, 1.5%) was the worst performer in the Fund, falling 3.5% during the period. It appears that investor concerns surrounding potentially heightened competition, pricing pressure and capital expenditure levels weighed upon the stock. Digital Realty is a real estate investment trust (REIT) which owns, acquires, develops and manages technology-related real estate such as datacenters. While the success of the Digital Realty model is bound to invite competition, we believe this $7 billion market capitalization REIT is well entrenched with long-term leases in key markets. The stock currently offers a 5.1% dividend yield and has grown that dividend at an annualized rate of more than 20% over the past five years. We expect that ongoing growth in funds from operations will allow the company to further expand the already robust dividend over time. Fund holding Novo Nordisk (NVO, 1.9%) also detracted from the relative performance of the Fund during the period, rising a muted 3.5% during the six month stretch. Novo Nordisk is the leading global provider of diabetes drugs, one of the fastest growing niches of the pharmaceutical market, as obesity rates are growing worldwide. The stock was pressured by an announcement in February that the FDA had unexpectedly delayed the approval of diabetes drug Tresiba. Given that Tresiba is currently available in the EU, Japan and Mexico, we are optimistic that it will ultimately be approved for use in the U.S., while the company's diabetes drug pipeline remains robust.

The economy continued along its slow and steady recovery path during the past six months. In May, consumer confidence hit the highest level since 2007. A falling unemployment rate, sustained strength in the housing market and a steadily rising equity market likely contributed to the recent uptick in investor ebullience. Importantly, inflation remains muted, giving the Fed ample cover to continue its supportive monetary policies. To wit, the Fed continues to purchase $85 billion in Treasury and mortgage backed securities per month in order to "maintain downward pressure on longer-term interest rates, support mortgage markets, and to help make broader financial conditions more accommodative".

Despite these efforts, the bond market has begun to anticipate an inevitable upward shift in interest rates. The yield on the ten-year Treasury rose sharply, from 1.6% to 2.2%, during the period. A further rise in rates presents the most readily identifiable headwind to further advances in the economy and the equity markets. Heightened rate levels could likely crimp the unfolding housing recovery. Rock bottom corporate borrowing rates could climb. Heightened bond yields could make fixed-income investments a more appealing alternative to equities.

We at Copeland have conducted extensive research on the impact of rising rates on both the equity markets in general and dividend growth securities in particular. We believe that a rising rate environment weighs upon equity returns regardless of dividend policy. That said we have found that dividend growers and initiators have historically posted positive returns during periods of rising interest rates. We have found that non-dividend payers, in contrast, have typically fallen in a rising rate environment. As such, we remain optimistic about the prospects for dividend growth securities regardless of the potential for a more challenging interest rate environment.

Should the equity markets suffer a more pronounced downturn in the months ahead, our sector methodology is poised to eliminate exposure to deteriorating market segments as dictated by our sector signals. In extreme cases, our disciplined process allows for positioning the Fund either partially or wholly in cash, in an effort to protect against outsized losses. In the meantime we will continue to diligently monitor the health of our companies' competitive positions, cash flows, and capacity to raise dividends.

We are thankful for your support, and are striving to generate results that reward you for investing with Copeland.

May 31, 2013

The S&P 500 Index:  an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

NLD Review Code:  1615-NLD-7/12/2013

* Footnote:  Cash percentage may differ from the Generally Accepted Accounting

Principals reflected in the Portfolio of Investments.

Top Five Performers thru 5/31/13	% of Portfolio at 5/31/13
Genesis Energy LP (GEL)	2.5%
NV Energy, Inc (NVE)	0.0%
WW Grainger, Inc (GWW)	2.5%
Omega Healthcare Investors (OHI)	2.1%
Accenture PLC -CLA (ACN)	2.6%

Bottom Five Performers thru 5/31/13	% of Portfolio at 5/31/13
Digital Reality Trust Inc. (DLR)	1.5%
Novo-Nordisk A/S-Spons ADR (NVO)	1.9%
Nu Skin Enterprises, Inc (NUS)	0.0%
Coach, Inc (COH)	2.0%
Amtrust Financial Services (AFSI)	1.7%

Top Ten Holdings - 5/31/13	% of Portfolio
Accenture PLC (ACN)	2.6%
Cardinal Health Inc (CAH)	2.6%
WW Grainger, Inc (GWW)	2.5%
Genesis Energy LP (GEL)	2.5%
Qualcomm, Inc (QCOM)	2.4%
Sunoco Logistics (SXL)	2.4%
Polaris Industries (PII)	2.4%
Brinker International (EAT)	2.3%
VISA (V)	2.3%
CVS Caremark (CVS)	2.3%

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

Copeland International Risk Managed Dividend Growth Fund Semi-Annual Report

May 31, 2013

Dear Fellow Shareholders:

Copeland is pleased to provide the first Semi-Annual Report to Shareholders for the International Risk Managed Dividend Growth Fund, covering its performance since inception on December 17, 2012 through May 31, 2013.

Supported by a generally favorable non-US equity market backdrop in 2013, the Fund delivered a gain of 4.60% in the period, which compares to a 5.54% return achieved by the MSCI All-Country World ex-US Index.  From a geographic perspective, Japan was the pace setter among major overseas markets.  The country's recently aggressive monetary policy measures, targeting a weaker yen and a 2% inflation rate, appear to be taking hold in the real economy, and provide needed prospects for an end to the crippling Japanese deflation of recent decades.  European equities, meanwhile, continued to trend moderately higher in the period, a function of Central Bank support and waning concerns of a currency crisis in the Euro.  Emerging markets were the outlier, posting negative returns in the period.  The marked slowdown in China, the engine for Asian and emerging-market economic growth, was the principal culprit for the weak performance in this segment of the overseas investment arena in 2013.

At inception, the Fund was fully invested in all sectors of the international market, as dictated by our quantitative sector selection model.  In normal market conditions, the Fund targets an 80%/20% allocation to the developed/emerging markets, with 9 sectors represented in each.  Reflecting the above-referenced weakness in emerging markets, and by association commodity-oriented sectors of the developed markets, sector sell signals were generated during the period in Energy and Basic Materials.  Accordingly, all Fund holdings in these two sectors of the market, in both the developed and emerging segments of the portfolio, were liquidated.  In keeping with the Fund's stated investment approach, sale proceeds generated through these sales were re-deployed in dividend growth stocks in other sectors of the portfolio.

Leading contributors to Fund performance in the period included select holdings in Japan, where Copeland's dividend growth approach has been particularly successful.  Yahoo Japan (4689 JP, 2.28%), one of the country’s leading internet services providers, was the largest gainer in the Fund, benefiting from accelerating revenue growth associated with growing advertising expenditures, particularly related to smart phones.  KDDI (9433 JP, 2.05%), one of Japan's incumbent telecom operators, has also rallied strongly in 2013, driven by the company's meaningful expansion in Cable TV, an exciting area of growth in the domestic economy.  Japan Tobacco (2914 JP, 2.55%) was the other key contributor in the period.  Its sizable overseas cigarette operations are expected to benefit materially from the government-led weakness in the Japanese Yen.  German- based Fuchs Petrolub (FPE3 DE, 0%), the world's largest pure play lubricants company, also boosted Fund returns in 2013.  In a concentrated global market for lubricants, Fuchs has been able to grow at above-market rates by competing effectively with the lubricant subsidiaries of the oil majors.

Laggards in the Fund during the Semi-Annual reporting period were generally driven by company-specific developments.  The Fund's holding in South African telecom operator MTN (MTNOY, 1.44%) was a detractor from performance.  The shares have been volatile this year due to eroding fundamentals in the company's Middle Eastern operations, as well as from a fall in the South African Rand, which has declined with other emerging market currencies in 2013.  Software AG (SOW DE, 0%), the German provider of Business Process and Enterprise software services, traded lower due to a shortfall in the company's first quarter earnings.  In accordance with our investment approach, we sold the position following the company's failure to increase its annual dividend for the first time since 2005.  BSkyB (BSY GB, 2.65%), the dominant UK pay-TV operator, traded lower following an announcement by British Telecom that it would be launching a competing TV sports offering to its subscriber base.  Novo Nordisk (NOVO.B DK, 1.67%), the Danish diabetes drug specialist, underperformed the pharmaceutical sector following the decision of the US FDA to delay approval for one of its next-generation insulin drugs.

Looking to the remainder of the Fund's fiscal year, we believe that investors can expect heightened market volatility due to the potential end of the US Federal Reserve’s “quantitative easing” efforts, which has begun to place upward pressure on global bond yields.  Nonetheless, given the still somewhat subdued economic activity here and abroad, it is far from clear that June’s bond market sell-off will be sustained through the summer months and into the fall.  Regardless, we remain confident that Copeland’s diversified portfolio of high-quality companies with capacity to grow dividends is well positioned for the long term.

Thank you for your support of the Fund and our dividend-growth approach to international equity investing.

May 31, 2013

MSCI All-Country World ex-US Index:  a market capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. It includes both developed and emerging markets. Morgan Stanley Capital International is the owner of the trademark service marks and copyrights of the MSCI ACWI Ex-US. You cannot invest directly in an index.

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

NLD Review Code:  1616-NLD-7/12/2013

* Footnote:  Cash percentage may differ from the Generally Accepted Accounting

Principals reflected in the Portfolio of Investments.

Top Five Performers thru 5/31/13	% of Portfolio at 5/31/13
Yahoo Japan	2.3%
Copa Holdings SA-Class A	2.4%
Indofood Sukses Makmur	2.0%
KDDI Corp	2.1%
Accenture PLC-CL	2.6%

Bottom Five Performers thru 5/31/13	% of Portfolio at 5/31/13
Software AG	0.0%
BHP Billiton LTD-Spon ADR	0.0%
British Sky Broadcasting	2.7%
Kurita Water Industries	0.0%
Intact Financial Corporation	2.2%

Top Ten Holdings - 5/31/13	% of Portfolio
Capita PLC	2.8%
British Sky Broadcasting	2.7%
Accenture PLC	2.6%
Japan Tobacco	2.6%
Industria De Diseno Textil	2.5%
Casino Guichard Perrachon	2.5%
Ammb Holdings, BHD	2.4%
Copa Holdings SA-Class A	2.4%
Yahoo Japan	2.3%
Intact Financial	2.2%

Holdings are for informational purposes only and should not be deemed a recommendation to buy.  Holdings are subject to change, may not be representative of current holdings, and are subject to risk.

Copeland Risk Managed Dividend Growth Fund

Portfolio Review (Unaudited)

December 28, 2010* through May 31, 2013

Annualized Total Returns as of May 31, 2013	Six Months**	One Year	Since Inception Class A	Since Inception Class C	Since Inception Class I
Copeland Risk Managed Dividend
Growth Fund:
Class A
Without sales charge	15.60%	23.88%	11.01%	-	-
With Sales charge+	8.96%	16.75%	8.33%	-	-
Class C	15.27%	23.02%	-	16.72%	-
Class I	N/A	N/A	-	-	6.78%
S&P 500	16.43%	27.28%	13.74%	21.46%	7.97%
Russell 3000	16.97%	27.88%	13.48%	21.94%	7.89%

________

* Class A shares commenced operations on December 28, 2010. Class C commenced operations on January 5, 2012. Class I commenced operations March 1, 2013.

**Non-annualized.

+Adjusted for initial maximum sales charge of 5.75%.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2014, to ensure that the net annual fund operating expenses will not exceed 1.45%,  2.20% and 1.30%  of Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-9-COPELAND.

.

Copeland International Risk Managed Dividend Growth Fund

Portfolio Review (Unaudited)

December 17, 2012* through May 31, 2013

Non-Annualized Total Returns as of May 31, 2013	Since Inception
Copeland International Risk Managed Dividend Growth Fund:
Class A
Without sales charge	4.60%
With sales charge+	(1.41)%
Class C	4.40%
Class I	4.60%
MSCI ACW ex US Index (net)	5.54%

________

* The Fund commenced operations December 17, 2012.

+ Adjusted for initial maximum sales charge of 5.75%.

The MSCI All Country World ex US (net) Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States and is net of any withholding taxes.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2014, to ensure that the net annual fund operating expenses will not exceed 1.60%,  2.35% and 1.45%  of Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-9-COPELAND.

.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares		Market Value
	COMMON STOCK - 98.92%
	AEROSPACE/DEFENSE - 2.19%
77,716	Lockheed Martin Corp.	$ 8,224,684

	AGRICULTURE - 2.04%
84,350	Philip Morris International, Inc.	7,668,259

	APPAREL - 2.01%
129,985	Coach, Inc.	7,572,926

	BANKS - 2.04%
176,151	Bank of the Ozarks, Inc.	7,688,991

	CHEMICALS - 10.75%
80,780	Airgas, Inc.	8,311,454
122,828	Albemarle Corp.	8,219,650
97,039	Ecolab, Inc.	8,196,885
76,684	Monsanto Co.	7,717,478
29,123	NewMarket Corp.	7,986,692
		40,432,159
	COMPUTERS - 4.60%
118,992	Accenture PLC - Cl. A	9,770,433
160,322	Jack Henry & Associates, Inc.	7,523,911
		17,294,344
	DISTRIBUTION/WHOLESALE - 2.49%
36,367	WW Grainger, Inc.	9,362,320

	DIVERSIFIED FINANCIAL SERVICES - 6.27%
96,979	Ameriprise Financial, Inc.	7,905,728
92,279	T Rowe Price Group, Inc.	7,000,285
48,700	Visa, Inc. - Cl. A	8,675,418
		23,581,431
	ELECTRIC - 2.02%
186,320	Wisconsin Energy Corp.	7,603,719

	HEALTHCARE-PRODUCTS - 4.31%
109,910	Baxter International, Inc.	7,729,970
133,234	Covidien PLC	8,473,683
		16,203,653
	HOUSEHOLD PRODUCTS/WARES - 2.08%
128,874	Church & Dwight Co., Inc.	7,836,828

	INSURANCE - 1.70%
193,665	AmTrust Financial Services, Inc.	6,396,755

	LEISURE TIME - 2.35%
92,569	Polaris Industries, Inc.	8,841,265

	MACHINERY-DIVERSIFIED - 4.34%
67,924	Cummins, Inc.	8,125,748
115,135	Nordson Corp.	8,199,915
		16,325,663
	MEDIA - 2.17%
210,386	Comcast Corp.	8,162,977

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Shares		Market Value
	OIL & GAS - 6.38%
65,464	Chevron Corp.	$ 8,035,706
127,715	ConocoPhillips	7,834,038
88,391	Occidental Petroleum Corp.	8,138,159
		24,007,903
	PHARMACEUTICALS - 6.60%
211,986	Abbott Laboratories	7,773,527
207,403	Cardinal Health, Inc.	9,739,645
45,307	Novo Nordisk A/S - ADR	7,298,958
		24,812,130
	PIPELINES - 13.20%
178,124	Enbridge, Inc.	7,696,738
186,451	Genesis Energy LP	9,350,518
210,766	Kinder Morgan, Inc.	8,004,892
180,186	ONEOK, Inc.	8,133,596
146,985	Sunoco Logistics Partners LP	8,898,472
214,502	Williams Cos, Inc.	7,546,180
		49,630,396
	REITS - 3.51%
89,778	Digital Realty Trust, Inc.	5,468,378
238,360	Omega Healthcare Investors, Inc.	7,725,247
		13,193,625
	RETAIL - 11.05%
224,343	Brinker International, Inc.	8,796,489
132,299	Casey's General Stores, Inc.	8,038,487
74,729	Costco Wholesale Corp.	8,195,529
148,147	CVS Caremark Corp.	8,530,304
157,921	TJX Cos, Inc.	7,992,382
		41,553,191
	SEMICONDUCTORS - 2.42%
143,115	QUALCOMM, Inc.	9,084,940

	SOFTWARE - 2.16%
232,428	Microsoft Corp.	8,107,089

	TRANSPORTATION - 2.24%
54,454	Union Pacific Corp.	8,419,679

	TOTAL COMMON STOCK	372,004,927
	(Cost - $314,964,581)

	SHORT-TERM INVESTMENTS - 1.17%
4,399,429	Fifth Third US Treasury Money Market Fund, 0.00% +	4,399,429
	TOTAL SHORT-TERM INVESTMENTS	4,399,429
	(Cost - $4,399,429)

	TOTAL INVESTMENTS - 100.09%
	(Cost - $319,364,010) (a)	$ 376,404,356
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09) %	(323,320)
	NET ASSETS - 100.00%	$ 376,081,036

+ Money market fund; Interest rate reflects seven-day effective yield on May 31, 2013.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $318,959,580 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$ 59,502,291
Unrealized Depreciation:	(2,057,515)
Net Unrealized Appreciation:	$ 57,444,776

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares		Market Value
	COMMON STOCK - 90.95%
	AEROSPACE/DEFENSE - 2.16%
7,393	Cobham PLC	$ 31,830

	AGRICULTURE - 2.55%
1,109	Japan Tobacco, Inc.	37,543

	AIRLINES - 2.44%
273	Copa Holdings SA - Cl. A	35,850

	BANKS - 4.50%
15,119	AMMB Holdings Bhd	35,874
709	Svenska Handelsbanken AB	30,376
		66,250
	BEVERAGES - 3.89%
974	Diageo PLC	28,700
486	Heineken Holding NV	28,595
		57,295
	COMMERCIAL SERVICES - 4.72%
2,830	Capita PLC	41,116
1,555	Experian PLC	28,511
		69,627
	COMPUTERS - 2.58%
463	Accenture PLC - Cl. A	38,017

	DIVERSIFIED FINANCIAL SERVICES - 3.91%
4,051	Aberdeen Asset Management PLC	28,400
3,352	IG GROUP HOLDINGS PLC *	29,213
		57,613
	ELECTRONICS - 2.06%
972	Spectris PLC	30,362

	ENGINEERING & CONSTRUCTION - 1.91%
4,049	Cheung Kong Infrastructure Holdings Ltd.	28,067

	ENTERTAINMENT - 2.07%
362	Paddy Power PLC	30,435

	FOOD - 4.49%
353	Casino Guichard Perrachon SA	36,819
39,575	Indofood Sukses Makmur Tbk PT	29,284
		66,103
	HEALTHCARE-PRODUCTS - 6.04%
569	Coloplast A/S	32,354
423	Covidien PLC	26,903
509	Smith & Nephew PLC - ADR	29,695
		88,952
	HOLDING COMPANIES-DIVERSIFIED - 1.86%
417	Jardine Matheson Holdings Ltd.	27,366

	HOUSEHOLD PRODUCTS/WARES - 1.99%
410	Reckitt Benckiser Group PLC	29,247

	INSURANCE - 2.22%
551	Intact Financial Corp.	32,680

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Shares		Market Value
	INTERNET - 2.27%
74	Yahoo Japan Corp.	$ 33,349

	MEDIA - 2.67%
3,337	British Sky Broadcasting Group PLC	39,342

	OIL & GAS - 6.65%
1,082	Canadian Natural Resources Ltd.	32,322
946	Royal Dutch Shell PLC	32,531
1,085	Suncor Energy, Inc.	32,988
		97,841
	OIL & GAS SERVICES - 1.33%
1,267	AMEC PLC	19,518

	PHARMACEUTICALS - 5.28%
154	Novo Nordisk A/S - ADR	24,809
496	Sanofi - ADR	26,333
695	Teva Pharmaceutical Industries Ltd. - ADR	26,549
		77,691
	PIPELINES - 1.84%
628	Enbridge, Inc.	27,136

	REITS - 1.85%
5,279	Link REIT	27,226

	RETAIL - 4.39%
276	Cosmos Pharmaceutical Corp.	27,735
299	Inditex SA	36,907
		64,642
	TELECOMMUNICATIONS - 13.35%
1,558	GN Store Nord A/S	29,733
669	KDDI Corp.	30,021
1,178	MTN Group Ltd.	21,381
651	Rogers Communications, Inc.	29,497
1,372	Telenor ASA	28,780
811	TELUS Corp.	28,311
993	Vodafone Group PLC	28,757
		196,480
	TRANSPORTATION - 1.93%
281	Canadian National Railway Co.	28,456

	TOTAL COMMON STOCK	1,338,918
	(Cost - $1,334,336)

	SHORT-TERM INVESTMENTS - 17.57%
258,714	Federated Treasury Obligations Fund, 0.00% +	258,714
	TOTAL SHORT-TERM INVESTMENTS	258,714
	(Cost - $258,714)

	TOTAL INVESTMENTS - 108.52%
	(Cost - $1,593,050) (a)	$ 1,597,632
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.52) %	(125,485)
	NET ASSETS - 100.00%	$ 1,472,147

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

+ Money market fund; Interest rate reflects seven-day effective yield on May 31, 2013.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,593,050 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$ 40,182
Unrealized Depreciation:	(35,600)
Net Unrealized Appreciation:	$ 4,582

The accompanying notes are an integral part of these financial statements.

Copeland Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2013
		Copeland
	Copeland Risk	International Risk
	Managed Dividend	Managed Dividend
	Growth Fund	Growth Fund
Assets:
Investments, at cost	$ 319,364,010	$ 1,593,050
Investments in Securities, at Market Value	$ 376,404,356	$ 1,597,632
Cash	-	5,970
Foreign Cash (Cost $3,003)	-	2,993
Dividends and Interest Receivable	642,348	3,101
Due from Investment Adviser	-	14,170
Receivable for Fund Shares Sold	744,689	-
Prepaid Expenses and Other Assets	75,188	-
Total Assets	377,866,581	1,623,866

Liabilities:
Payable for Securities Purchased	989,130	119,439
Payable for Fund Shares Redeemed	357,911	-
Payable to Investment Adviser	287,265	-
Accrued Distribution Fees	101,398	198
Payable to Other Affiliates	29,065	6,050
Accrued Expenses and Other Liabilities	20,776	26,032
Total Liabilities	1,785,545	151,719

Net Assets	$ 376,081,036	$ 1,472,147

Composition of Net Assets:
At May 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 312,532,764	$ 1,467,973
Undistributed Net Investment Income	693,819	5,257
Accumulated Net Realized Gain (Loss) From Security
and Foreign Currency Transactions	5,814,107	(5,582)
Net Unrealized Appreciation on Investments
and Foreign Currency Translations	57,040,346	4,499
Net Assets	$ 376,081,036	$ 1,472,147

The accompanying notes are an integral part of these financial statements.

Copeland Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
May 31, 2013
Copeland
	Copeland Risk	International Risk
	Managed Dividend	Managed Dividend
	Growth Fund	Growth Fund
Class A Shares:
Net Assets	$ 339,607,106	$ 641,036
Shares Outstanding (no par value; unlimited number
of shares authorized)	26,859,241	$ 61,298

Net Asset Value and Redemption Price Per Share*	$ 12.64	$ 10.46
Offering Price Per Share (NAV/0.9425)	$ 13.41	$ 11.10

Class C Shares:
Net Assets	$ 35,356,005	$ 154,717
Shares Outstanding (no par value; unlimited number
of shares authorized)	2,804,384	14,826

Net Asset Value, Offering Price and Redemption Price Per Share*	$ 12.61	$ 10.44

Class I Shares:
Net Assets	$ 1,117,925	$ 676,394
Shares Outstanding (no par value; unlimited number
of shares authorized)	88,370	64,677

Net Asset Value, Offering Price and Redemption Price Per Share*	$ 12.65	$ 10.46

___________
*The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain the Funds' minimum balance requirement.

The accompanying notes are an integral part of these financial statements.

Copeland Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2013
		Copeland
	Copeland Risk	International Risk
	Managed Dividend	Managed Dividend
	Growth Fund	Growth Fund *
Investment Income:
Dividend Income (Less $0 and $816 Foreign Taxes Withholding, respectively)	$ 4,164,113	$ 10,082
Interest Income	95	-
Total Investment Income	4,164,208	10,082

Expenses:
Investment Advisory Fees	1,703,224	3,465
Distribution Fees - Class A	388,757	192
Transfer Agent Fees	147,466	2,445
Distribution Fees - Class C	146,945	181
Administration Fees	139,163	2,698
Trustees' Fees	81,757	9,501
Fund Accounting Fees	34,591	12,937
Registration & Filing Fees	32,411	31,452
Printing Expense	30,895	6,291
Miscellaneous Expenses	17,452	1,348
Legal Fees	17,020	4,268
Custody Fees	13,156	-
Chief Compliance Officer Fees	10,969	4,214
Insurance Expense	8,098	253
Audit Fees	7,729	7,492
Shareholder Servicing Fee	1,247	609
Total Expenses	2,780,880	87,346
Less: Fees Waived/Expenses Reimbursed by Adviser	(199,506)	(82,521)
Net Expenses	2,581,374	4,825
Net Investment Income	1,582,834	5,257

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) on:
Security Transactions	5,582,287	(3,936)
Foreign Currency Transactions	-	(124)
Foreign Currency Exchange Contracts	-	(1,522)
	5,582,287	(5,582)
Net Change in Unrealized Appreciation (Depreciation) on:
Securities	41,606,480	4,533
Foreign Currency Exchange Contracts	-	(34)
	41,606,480	4,499
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions	47,188,767	(1,083)

Net Increase in Net Assets Resulting From Operations	$ 48,771,601	$ 4,174

_______
*The Copeland International Risk Managed Dividend Growth Fund commenced operations on December 17, 2012.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31, 2013	November 30, 2012
Operations:	(Unaudited)
Net Investment Income	$ 1,582,834	$ 3,471,567
Net Realized Gain on Investments and Foreign Currency Transactions	5,582,287	2,243,250
Net Change in Unrealized Appreciation on Investments	41,606,480	13,995,801
Net Increase in Net Assets Resulting From Operations	48,771,601	19,710,618

Distributions to Shareholders From:
Net Investment Income
Class A ($0.05 and $0.10 per share, respectively)	(1,052,766)	(2,736,004)
Class C ($0.00 ^ and $0.06 per share, respectively)	(5,673)	(97,806)
Class I ($0.03 and $0.00 per share, respectively)	(161)	-
	(1,058,600)	(2,833,810.00)
Net Realized Gains
Class A ($0.02 and $0.00 per share, respectively)	(505,141)	-
Class C ($0.02 and $0.00 per share, respectively)	(49,827)	-
Class I ($0.02 and $0.00 per share, respectively)	(124)	-
	(555,092)	-
Total Distributions to Shareholders	(1,613,692)	(2,833,810)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (5,381,143 and 25,732,271 shares, respectively)	64,588,244	272,233,492
Distributions Reinvested (122,566 and 236,718 shares, respectively)	1,434,108	2,518,653
Cost of Shares Redeemed (5,316,463 and 9,851,399 shares, respectively)	(62,636,713)	(105,481,331)
Redemption Fees	4,399	23,970
Total Class A Shares	3,390,038	169,294,784

Class C
Proceeds from Shares Issued (801,901 and 2,316,482 shares, respectively)	9,705,336	24,819,853
Distributions Reinvested (4,342 and 8,391 shares, respectively)	52,273	88,624
Cost of Shares Redeemed (233,373 and 93,359 shares, respectively)	(2,830,439)	(1,004,099)
Redemption Fees	-	377
Total Class C Shares	6,927,170	23,904,755

Class I
Proceeds from Shares Issued (88,347 and 0 shares, respectively)	1,098,337	-
Distributions Reinvested (23 and 0 shares, respectively)	286	-
Total Class I Shares	1,098,623	-

Total Beneficial Interest Transactions	11,415,831	193,199,539

Increase in Net Assets	58,573,740	210,076,347

Net Assets:
Beginning of Period	317,507,296	107,430,949
End of Period**	$ 376,081,036	$ 317,507,296

**Includes undistributed net investment income of:	$ 693,819	$ 724,677
______
^ Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

Period
Ended
May 31, 2013 *
Operations:	(Unaudited)
Net Investment Income	$ 5,257
Net Realized Loss on Investments and Foreign Currency Transactions	(5,582)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	4,499
Net Increase in Net Assets Resulting From Operations	4,174

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (63,845 shares)	678,254
Cost of Shares Redeemed (2,547 shares)	(27,076)
Redemption Fees	17
Total Class A Shares	651,195

Class C
Proceeds from Shares Issued (14,826 shares)	157,183
Total Class C Shares	157,183

Class I
Proceeds from Shares Issued (64,677 shares)	659,595
Total Class I Shares	659,595

Total Beneficial Interest Transactions	1,467,973

Increase in Net Assets	1,472,147

Net Assets:
Beginning of Period	-
End of Period**	$ 1,472,147

**Includes undistributed net investment income of:	$ 5,257
______
*The Fund commenced operations on December 17, 2012.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year		Period
	Ended		Ended		Ended
	May 31, 2013		November 30, 2012		November 30, 2011*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.99		$ 10.18		$ 10.00

Increase From Operations:
Net investment income (a)	0.06		0.14		0.07
Net gain from securities
(both realized and unrealized)	1.65		0.77		0.15
Total from operations	1.71		0.91		0.22

Distributions to shareholders from:
Net investment income	(0.04)		(0.10)		(0.04)
Net realized gains	(0.02)		-		-
Total distributions	(0.06)		(0.10)		(0.04)

Redemption fees	0.00	(e)	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 12.64		$ 10.99		$ 10.18

Total Return (b)	15.60%	(d)	9.01%		2.19%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 339,607		$ 293,049		$ 107,431
Ratio of expenses to average net assets:
before reimbursement	1.57%	(c)	1.57%		2.88%	(c)
net of reimbursement	1.45%	(c)	1.45%		1.45%	(c)
Ratio of net investment income to average net assets	0.99%	(c)	1.31%		0.73%	(c)
Portfolio turnover rate	23%	(d)	139%		382%	(d)

__________
*Class A commenced operations on December 28, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Period
	Ended		Ended
	May 31, 2013		November 30, 2012 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.96		$ 10.23

Increase From Operations:
Net investment income (a)	0.01		0.07
Net gain from securities
(both realized and unrealized)	1.66		0.72
Total from operations	1.67		0.79

Distributions to shareholders from:
Net investment income	0.00	(e)	(0.06)
Net realized gains	(0.02)		-
Total distributions	(0.02)		(0.06)

Redemption fees	-		0.00	(e)

Net Asset Value, End of Period	$ 12.61		$ 10.96

Total Return (b)	15.27%	(d)	7.77%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 35,356		$ 24,459
Ratio of expenses to average net assets:
before reimbursement	2.32%	(c)	2.34%	(c)
net of reimbursement	2.20%	(c)	2.20%	(c)
Ratio of net investment income to average net assets	0.24%	(c)	0.70%	(c)
Portfolio turnover rate	23%	(d)	139%	(d)

__________
*Class C commenced operations on January 5, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class I
	Period
	Ended
	May 31, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.89

Increase From Operations:
Net investment income (a)	0.04
Net gain from securities
(both realized and unrealized)	0.77
Total from operations	0.81

Distributions to shareholders from:
Net investment income	(0.03)
Net realized gains	(0.02)
Total distributions	(0.05)

Net Asset Value, End of Period	$ 12.65

Total Return (b)	6.78%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,118
Ratio of expenses to average net assets:
before reimbursement	1.42%	(c)
net of reimbursement	1.30%	(c)
Ratio of net investment income to average net assets	1.14%	(c)
Portfolio turnover rate	23%	(d)

__________
*Class I commenced operations on March 1, 2013.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A
	Period
	Ended
	May 31, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment income (a)	0.11
Net gain from securities
(both realized and unrealized)	0.35
Total from operations	0.46

Redemption fees	0.00	(e)

Net Asset Value, End of Period	$ 10.46

Total Return (b)	4.60%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 641
Ratio of expenses to average net assets:
before reimbursement	19.64%	(c)
net of reimbursement	1.60%	(c)
Ratio of net investment income to average net assets	2.39%	(c)
Portfolio turnover rate	51%	(d)

__________
*Class A commenced operations on December 17, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class C
	Period
	Ended
	May 31, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment income (a)	0.07
Net gain from securities
(both realized and unrealized)	0.37
Total from operations	0.44

Net Asset Value, End of Period	$ 10.44

Total Return (b)	4.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 155
Ratio of expenses to average net assets:
before reimbursement	20.39%	(c)
net of reimbursement	2.35%	(c)
Ratio of net investment income to average net assets	1.64%	(c)
Portfolio turnover rate	51%	(d)

__________
*Class C commenced operations on December 17, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Risk Managed Dividend Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class I
	Period
	Ended
	May 31, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment income (a)	0.07
Net gain from securities
(both realized and unrealized)	0.39
Total from operations	0.46

Net Asset Value, End of Period	$ 10.46

Total Return (b)	4.60%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 676
Ratio of expenses to average net assets:
before reimbursement	19.49%	(c)
net of reimbursement	1.45%	(c)
Ratio of net investment income to average net assets	2.54%	(c)
Portfolio turnover rate	51%	(d)

__________
*Class I commenced operations on December 17, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2013

1.

ORGANIZATION

Copeland Risk Managed Dividend Growth Fund (the “Domestic Fund”) is a non-diversified series of Copeland Trust (the “Trust”) and Copeland International Risk Managed Dividend Growth Fund (the “International Fund”) is a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust was organized as a statutory trust on September 10, 2010 under the laws of the State of Delaware.  The investment objective of each fund is to seek long-term capital appreciation and income while preserving capital.

The Funds currently offer Class A, Class C and Class I shares.  Domestic Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. International Fund’s Class A, Class C and Class I shares commenced operations on December 17, 2013. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months.  Class C and Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2013

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Funds’ assets measured at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 372,004,927	$ -	$ -	$ 372,004,927
Short-term Investment	4,399,429	-	-	4,399,429
Total:	$ 376,404,356	$ -	$ -	$ 376,404,356

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 32,322	$ 1,306,596	$ -	$ 1,338,918
Short-term Investment	258,714	-	-	258,714
Total:	$ 291,036	$ 1,306,596	$ -	$ 1,597,632

        The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

           * Please refer to the Portfolio of Investments for Industry Classification.

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2013

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years (2011-2012) or expected to be taken in the Funds’ 2013 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the International Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. For the period ended May 31, 2013, International Fund had a net realized loss of $1,522 on forward currency contracts.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.   Prior to April 1, 2013, the Domestic Fund made distributions of net investment income, if any, on a quarterly basis.  The Funds will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Funds indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2013

made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Subject to the authority of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”).  Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% and 1.10% for the Domestic Fund and the International Fund, respectively, of the average daily net assets of each Fund.  For the period ended May 31, 2013, the Adviser earned advisory fees of $1,703,224 and $3,465 for the Domestic Fund and International Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2014, to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.45%, 2.20% and 1.30% of the Domestic Fund average daily net assets for Class A, Class C  and Class I shares, respectively and 1.60%, 2.35% and 1.45% of the International Fund average daily net assets for Class A, Class C  and Class I shares, respectively. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations.  The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years.  For the period ended May 31, 2013, the Adviser waived fees/reimbursed expenses of $199,506 and $82,521 for the Domestic Fund and International Fund, respectively.  As of May 31 2013, the cumulative expenses subject to recapture amounted to $847,190 and $82,521 for the Domestic Fund and International Fund, respectively, and will expire on November 30 of the years indicated below.

Copeland Risk Managed Dividend Growth Fund
2014	2015	2016
$327,957	$319,727	$199,506

Copeland International Risk Managed Dividend Growth Fund
2016
$82,521

Pursuant to separate servicing agreements with GFS, the Funds pays GFS fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives fees from the Funds.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2013

Distributor – The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the period ended May 31, 2013, the 12b-1 fees accrued amounted to $388,757 and $146,945 for the Domestic Fund for Class A and Class C shares, respectively and $192 and $181 for the International Fund for Class A and Class C shares, respectively.

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund.  The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent.  For the period ended May 31, 2013, the shareholder service fees accrued amounted to $1,247 and $609          for the Class I shares of the Domestic Fund and the International Fund, respectively.

The Adviser may enter into selling agreements or shareholder service agreements with broker-dealers and other financial intermediaries. Under those agreements, the Adviser pays such entities based on the aggregate net asset value of the Class A shares, Class C shares and Class I shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The Adviser may then recover from the Distributor all or a portion of the amounts paid by the Adviser to such broker-dealers or financial intermediaries under the Plan with respect to the Class A and Class C shares and under the Shareholder Service Plan for the Class I shares. For the period ended May 31, 2013, the Adviser received $40,568 for the Domestic Fund and $0 for the International Fund, pursuant to this arrangement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended May 31, 2013, the Distributor received $238,517 in underwriting commissions for sales of Class A shares, of which $34,637 was retained by the principal underwriter or other affiliated broker-dealers for the Domestic Fund and $20,295 in underwriting commissions for sales of Class A shares, of which $3,070 was retained by the principal underwriter or other affiliated broker-dealers for the International Fund.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser receives (i) a base annual retainer of $19,000, (ii) $12,000 for attendance at four regularly scheduled Board meetings, (iii) $4,000 for attendance at two regularly scheduled Audit Committee meetings, (iv) $750 and $2,500 per each additional telephonic or in person meeting, respectively, and (v) reimbursement for any reasonable expenses incurred attending the meetings.  For carrying out his additional responsibilities, the independent Chairman of the Board receives an additional $9,500 per year.  The foregoing compensation will be paid in quarterly payments.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended May 31, 2013 amounted to $87,302,062 and $78,438,145, respectively for the Domestic Fund and $1,705,499 and $367,549, respectively for the International Fund.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2013

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid from the Domestic Fund for the following periods were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2012	November 30, 2011
Ordinary Income	$ 2,833,810	$ 71,404
Long-Term Capital Gain	-	-
	$ 2,833,810	$ 71,404

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October & Late	Appreciation/	Accumulated
Income	Capital Gains	Carry Forward	Year Losses	(Depreciation)	Earnings/(Deficits)
$ 231,419	$ 320,648	$ -	$ -	$ 15,838,296	$ 16,390,363

The difference between book basis and tax basis undistributed ordinary income and realized and unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Permanent book and tax differences primarily attributable to the tax treatment of fund distributions and non-deductible expenses, and adjustments for partnerships, real estate investment trusts and return of capital adjustments, resulted in reclassification for the Fund for the period ended November 30, 2012 as follows:

Undistributed
Paid-In	Net	Accumulated Net Realized Gain
Capital	Investment Income	from Security Transactions
$ (1,454)	$ (20,927)	$ 22,381

6.

FINANCIAL HIGHLIGHTS

The Funds calculated per share income using the average share method.  After giving effect to the net income distributed to shareholders, the balance of the Fund’s performance for the period was attributed to net realized and unrealized gains from securities.  For the period ended May 31, 2013, net realized and unrealized gains were $0.35, $0.37 and $0.39 on a per share basis for Class A, Class C and Class I, respectively for the International Fund, while net realized and unrealized losses were $263, $63 and $757 for Class A, Class C and Class I, respectively for the International Fund.  The International Fund experienced relatively higher net gains on a per share basis during a period when net assets were relatively low and experienced relatively lower net realized and unrealized losses on a per share basis during a period when net assets were relatively high.

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds.  For the period ended May 31, 2013, the Domestic Fund assessed $4,399 and $286 in redemption fees for Class A and Class I shares, respectively.  The International Fund assessed $17 in redemption fees for Class A shares.

Copeland Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2013

8.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Copeland Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

May 31, 2013

As a shareholder of the Copeland Risk Managed Dividend Growth Fund and the Copeland International Risk Managed Dividend Growth Fund you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments and sales (for Class A shares only) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1 fees for Class A and C shares only) fees, shareholder servicing fees (for Class I shares only) and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/1/12)	Ending Account Value (5/31/13)	Annualized Expense Ratio	Expenses Paid During the Period (12/1/12 to 5/31/13)
Actual
Copeland Risk Managed Dividend Growth Fund
Class A *	$1,000.00	$1,156.00	1.45%	$ 7.79
Class C *	$1,000.00	$1,152.70	2.20%	$11.81
Class I **	$1,000.00	$1,067.80	1.30%	$ 3.35
Copeland International Risk Managed Dividend Growth Fund ***
Class A	$1,000.00	$1,046.00	1.60%	$ 7.40
Class C	$1,000.00	$1,044.00	2.35%	$10.86
Class I	$1,000.00	$1,046.00	1.45%	$ 6.71
Hypothetical * (5% return before expenses)
Copeland Risk Managed Dividend Growth Fund
Class A	$1,000.00	$1,017.70	1.45%	$ 7.29
Class C	$1,000.00	$1,013.96	2.20%	$11.05
Class I	$1,000.00	$1,018.45	1.30%	$ 6.54
Copeland International Risk Managed Dividend Growth Fund
Class A	$1,000.00	$1,016.95	1.60%	$ 8.05
Class C	$1,000.00	$1,013.21	2.35%	$11.80
Class I	$1,000.00	$1,017.70	1.45%	$ 7.29

Copeland Funds

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

May 31, 2013

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2013 (182) divided by the number of days in the fiscal year (365).

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period since inception (March 1, 2013) through May 31, 2013 (91) divided by the number of days in the fiscal year (365).

*** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period since inception (December 17, 2012) through May 31, 2013 (165) divided by the number of days in the fiscal year (365).

Approval of the Management Agreement (Unaudited)

On November 13, 2012, the Board of Trustees of Copeland Trust (the “Trust”), including all of Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the proposed Management Agreement (the “Agreement”) between the Trust, on behalf of the Copeland International Risk Managed Dividend Growth Fund (the “International Fund”), and Copeland Capital Management, LLC (“Copeland”).  The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Agreement; and (2) a report and presentation by Copeland that described: (a) the nature, extent and quality of the services to be provided by Copeland to the International Fund and the experience and qualifications of the personnel to provide those services; (b) Copeland’s organizational structure, financial information, level of insurance coverage and Form ADV; (c) Copeland’s investment process and the strategy of the Copeland International Risk Managed Dividend Growth Index, which the International Fund will track; (d) Copeland’s assets under management; (e) Copeland’s brokerage, soft dollar commission and trade allocation policies, including the types of research and services expected to be obtained in connection with soft dollar commissions; (f) the proposed advisory fee arrangement with the International Fund; (g) the proposed contractual fee and expense waiver arrangement with the International Fund; (h) Copeland’s compliance program to monitor and review investment decisions and to prevent and detect violations of the International Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments; (i) the estimated costs of the services to be provided and the estimated profits expected to be realized by Copeland from its relationships with the International Fund; (j) the extent to which economies of scale are relevant to the International Fund as the International Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (k) the benefits of adding the International Fund to the Trust.  The Trustees discussed the written materials and Copeland’s oral presentation, together with information provided to the Trustees since the commencement of the Trust’s operations.  In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

The Trustees, including all of the Independent Trustees, reached the following conclusions, among others, regarding Copeland and the Agreement.  As to the nature, extent and quality of the services to be provided by Copeland to the International Fund, its financial condition and the experience and qualifications of the portfolio manager, the Trustees determined that Copeland has the capabilities, resources and personnel necessary to manage the International Fund.

As to the estimated costs of the services to be provided and the estimated profits expected to be realized by Copeland, the Trustees concluded that they were satisfied that Copeland’s estimated level of profitability from its relationships with the International Fund seemed reasonable and the benefits to be derived by Copeland from managing the International Fund, including how it expects to use soft dollars, and the way in which it proposes to conduct portfolio transactions and select brokers, seemed reasonable.

As to the proposed management fee and estimated expenses, the Trustees noted that Copeland informed the Trustees that it does not have any international accounts that are similarly managed as the International Fund and that it has not found any other international mutual funds that are similarly managed.  Consequently, the Trustees did not evaluate the proposed management fees and expenses against fees and expenses of similarly managed international accounts or other international mutual funds.  The Trustees considered the management fee of the Trust’s domestic fund as compared to the proposed management fee of the International Fund.  Based on the information provided by the Adviser on the rationale for the slightly higher management fee for the International Fund, the Trustees concluded that the proposed management fee is reasonable compared to the current management fee for the Trust’s domestic fund.

As to economies of scale, the Trustees noted that the Agreement does not contain breakpoints that reduce the fee rate as assets grow.  The Trustees considered Copeland’s agreement to waive fees and reimburse expenses as a means to limit the International Fund’s expenses and concluded that the absence of breakpoints was reasonable at this time.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, including all of the Independent Trustees, determined that the terms of the Management Agreement were reasonable and fair to the International Fund and its shareholders and voted to approve the Management Agreement.

PRIVACY NOTICE
FACTS		WHAT DOES COPELAND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Copeland Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Copeland Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-9-COPELAND (1-888-926-7352)

Who we are:
Who is providing this notice?	Copeland Trust
What we do:
How does Copeland Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Copeland Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

 Federal law gives you the right to limit only

▪

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪

Affiliates from using your information to market to you

▪

Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions:
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Copeland Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Copeland Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Copeland Trust does not jointly market.

Investment Adviser

Copeland Capital Management, LLC

8 Tower Bridge

161 Washington Street, Suite 1650

Conshohocken, PA 19428

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Legal Counsel

Drinker Biddle & Reath, LLP

Once Logan Square, Suite 2000

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Drive Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-9-COPELAND.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics –Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/Eric C. Brown

Eric C. Brown, President

Date

8/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Eric C. Brown

Eric C. Brown, President

Date

8/2/13

By (Signature and Title)

/s/Mark W. Giovanniello

Mark W. Giovanniello, Treasurer

Date

8/2/13